Prepaid Expenses and Other Current Assets, Net (Tables)	12 Months Ended
Dec. 31, 2025
Prepaid Expenses and Other Current Assets, Net [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	As of December 31,
	2024	2025
	$	$
Staff advances	67	38
Prepayment for products	525	69
Advance to OEMs	3,945	747
Rental and other deposits	27	-
VAT recoverable	899	624
Investment of convertible bond	438	438
Cash loan	100	-
Prepayment for debt settlement	1,000	-
Others	138	145
	7,139	2,061
Less: provision	(392)	(1,214)

	6,747	847